Schedule of Investments
February 28, 2025 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.69%

Communications Equipment - 0.72%
Lumentum Holdings, Inc. (2)	16,725	1,176,269

Construction Machinery & Equipment - 10.32%
Columbus Mckinnon Corp.	163,325	2,846,755
Manitowoc Co., Inc. (2)	1,384,425	14,328,799

		17,175,554

Drawing & Insulating of Nonferrous Wire - 0.41%
Corning, Inc.	13,475	675,771

Electronic & Other Electrical Equipment (No Computer Equipment) - 13.93%
General Electric Co.	112,025	23,186,935

Fire, Marine & Casulty Insurance - 4.26%
Berkshire Hathaway, Inc. Class B (2)	10,925	5,613,593
Fairfax Financial Holdings, Ltd. (Canada)	1,025	1,474,238

		7,087,831

General Industrial Machinery & Equipment - 4.94%
ESAB Corp.	65,625	8,222,813

Industrial Instruments For Measurement, Display, & Control - 14.49%
Cognex Corp.	490,025	16,072,820
Danaher Corp.	38,725	8,045,506

		24,118,326

Industrial Trucks, Tractors, Trailers & Stackers - 1.52%
Terex Corp.	62,325	2,536,628

Land Subdividers & Developers (No Cemeteries) - 1.08%
The St. Joe Co.	37,625	1,804,871

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.07%
Atkore, Inc.	1,825	112,238

Miscellaneous Fabricated Metal Products - 3.46%
Parker Hannifin Corp.	8,625	5,765,899

Motor Vehicle Parts & Accessories - 2.48%
Modine Manufacturing Co. (2)	48,725	4,120,186

Office Furniture - 3.66%
MillerKnoll, Inc.	282,925	6,082,888

Optical Instruments & Lenses - 2.35%
Coherent Corp. (2)	51,925	3,904,241

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.15%
Enovis Corp. (2)	135,425	5,234,176

Paper Mills - 0.61%
International Paper Co. (2)	17,925	1,010,074

Pollution & Treatment Controls - 0.78%
Veralto Corp.	13,025	1,299,374

Printed Circuit Boards - 0.03%
Kimball Electronics, Inc. (2)	3,225	58,115

Retail-Catalog & Mail-Order Houses - 0.04%
Amazon.com, Inc. (2)	300	63,684

Retail- Variety Stores - 1.34%
Costco Wholesale Corp.	2,125	2,228,296

Services-Business Services - 0.86%
Global Payments, Inc.	13,625	1,434,440

Services - Prepackaged Software - 3.74%
ATS Corp. (2)	214,125	6,228,896

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.06%
Nucor Corp.	12,825	1,763,053

Telephone & Telegraph Apparatus - 1.78%
Ciena Corp. (2)	37,325	2,969,950

Telephone Communications (No Radiotelephone) - 11.92%
Lumen Technologies, Inc. (2)	4,202,325	19,834,974

Textile Mills Products - 1.01%
Interface, Inc.	83,025	1,679,596

Totalizing Fluid Meters & Counting Devices - 3.60%
Vontier Corp.	160,525	5,995,609

Utilities - Renewable - 4.77%
GE Vernova, LLC	23,675	7,935,387

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.31%
GE HealthCare Technologies, Inc.	24,925	2,177,199

Total Common Stock	(Cost $ 100,195,328)	165,883,269

Money Market Registered Investment Companies - 0.33%

Federated Hermes Government Obligation Fund - Institutional Class - 4.21% (3)	544,263	544,263

Total Money Market Registered Investment Companies	(Cost $ 544,263)	544,263

Total Investments - 100.00%	(Cost $ 100,739,591)	166,427,532

Liabilities in Excess of Other Assets - (0.00%)		(7,078)

Total Net Assets - 100.00%		166,420,454

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$166,427,532	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$166,427,532	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at February 28, 2025.